Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 21, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2011
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORCX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORAX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORRX